Segment Information (Tables)	6 Months Ended
Jun. 30, 2018
SEGMENT INFORMATION [Abstract]
Segment summarized financial information

	Drybulk Vessel Operations		Logistics Business		Total
	Three Month Period Ended June 30, 2018	Three Month Period Ended June 30, 2017	Three Month Period Ended June 30, 2018	Three Month Period Ended June 30, 2017	Three Month Period Ended June 30, 2018	Three Month Period Ended June 30, 2017
Revenue	$71,988	$59,237	$60,063	$59,381	$132,051	$118,618
Administrative fee revenue from affiliates	7,126	5,360	—	—	7,126	5,360
Interest expense and finance cost, net	(23,256)	(21,270)	(9,997)	(6,295)	(33,253)	(27,565)
Depreciation and amortization	(17,385)	(19,713)	(7,152)	(6,378)	(24,537)	(26,091)
Equity in net (losses)/earnings of affiliated companies	(3,025)	(3,775)	—	—	(3,025)	(3,775)
Net (loss)/income attributable to Navios Holdings common stockholders	(27,842)	(40,085)	2,550	2,827	(25,292)	(37,258)
Total assets	1,898,715	2,036,569	674,413	659,871	2,573,128	2,696,440
Goodwill	56,240	56,240	104,096	104,096	160,336	160,336
Capital expenditures	(1,527)	(63)	(2,277)	(13,015)	(3,804)	(13,078)
Investments in affiliates	174,263	189,195	—	—	174,263	189,195
Cash and cash equivalents	48,051	67,309	70,403	62,899	118,454	130,208
Restricted cash	2,978	4,462	—	—	2,978	4,462
Long-term debt (including current and non-current portion)	$1,137,924	$1,205,392	$528,696	$440,878	$1,666,620	$1,646,270

	Drybulk Vessel Operations		Logistics Business		Total
	Six Month Period Ended June 30, 2018	Six Month Period Ended June 30, 2017	Six Month Period Ended June 30, 2018	Six Month Period Ended June 30, 2017	Six Month Period Ended June 30, 2018	Six Month Period Ended June 30, 2017
Revenue	$136,602	$110,782	$112,331	$103,182	$248,933	$213,964
Administrative fee revenue from affiliates	14,131	10,658	—	—	14,131	10,658
Interest expense and finance cost, net	(45,821)	(42,911)	(19,242)	(12,076)	(65,063)	(54,987)
Depreciation and amortization	(36,223)	(39,246)	(14,380)	(12,468)	(50,603)	(51,714)
Equity in net (losses)/earnings of affiliated companies	(9,489)	1,307	—	—	(9,489)	1,307
Net (loss)/income attributable to Navios Holdings common stockholders	(68,030)	(86,885)	1,881	908	(66,149)	(85,977)
Total assets	1,898,715	2,036,569	674,413	659,871	2,573,128	2,696,440
Goodwill	56,240	56,240	104,096	104,096	160,336	160,336
Capital expenditures	(12,447)	(99)	(6,046)	(29,071)	(18,493)	(29,170)
Investments in affiliates	174,263	189,195	—	—	174,263	189,195
Cash and cash equivalents	48,051	67,309	70,403	62,899	118,454	130,208
Restricted cash	2,978	4,462	—	—	2,978	4,462
Long-term debt (including current and non-current portion)	$1,137,924	$1,205,392	$528,696	$440,878	$1,666,620	$1,646,270